7. FIXED ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Property and equipment, net	$ 146,225		$ 169,333	$ 133,204
Property and equipment, accumulated depreciation	501,209		670,666	662,855
Depreciation expense	$ 43,982	$ 70,265	60,393	38,031
Loss on sale of assets			$ 0	$ (113,244)